CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Total UMeWorld Limited Stockholders' Deficit [Member]	Ordinary Shares	Additional Paid-In Capital	Accumulated other comprehensive Income	Retained Earnings (Accumulated Deficit)	Noncontrolling Interest
Balance, shares at Sep. 30, 2015			89,036,000
Balance, amount at Sep. 30, 2015	$ (1,989,684)	$ (2,193,113)	$ 8,904	$ 24,891,949	$ 157,327	$ (27,251,293)	$ 203,429
Warrants issued with debt	233,125	233,125		233,125
Stock issued for services, shares			300,000
Stock issued for services, amount	90,000	90,000	$ 30	89,970
Foreign currency translation	(4,011)	(3,861)			(3,861)		(150)
Net loss	(1,182,741)	(1,198,353)				(1,198,353)	15,612
Forgiveness of liability	0
Balance, shares at Sep. 30, 2016			89,336,000
Balance, amount at Sep. 30, 2016	(2,853,311)	(3,072,202)	$ 8,934	25,215,044	153,466	(28,449,646)	218,891
Warrants issued with debt	138,631	138,631		138,631
Foreign currency translation	(61,572)	(59,561)			(59,561)		(2,011)
Net loss	(1,308,277)	(1,323,850)				(1,323,850)	15,573
Stock issued for cash, shares			168,000
Stock issued for cash, amount	50,400	50,400	$ 17	50,383
Forgiveness of liability	0
Balance, shares at Sep. 30, 2017			89,504,000
Balance, amount at Sep. 30, 2017	(4,034,129)	(4,266,582)	$ 8,951	25,404,058	93,905	(29,773,496)	232,453
Warrants issued with debt	159,237	159,237		159,237
Stock issued for services, shares			122,337
Stock issued for services, amount	14,680	14,680	$ 12	14,668
Foreign currency translation	682	682			682
Net loss	(845,441)	(845,441)				(845,441)
Stock issued for cash, shares			1,200,000
Stock issued for cash, amount	150,010	150,010	$ 120	149,890
Forgiveness of liability	382,080	382,080		382,080
Stock issued for debt conversion(8), shares			13,697,852
Stock issued for debt conversion(8), amount	4,109,355	4,109,355	$ 1,370	4,107,985
Dissolution of subsidiaries	(185,821)	46,632		46,632			(232,453)
Balance, shares at Sep. 30, 2018			104,524,189
Balance, amount at Sep. 30, 2018	$ (249,347)	$ (249,347)	$ 10,453	$ 30,264,550	$ 94,587	$ (30,618,937)	$ 0